UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-07493)

The Hennessy Funds, Inc.
(Exact name of registrant as specified in charter)

7250 Redwood Blvd., Suite 200
Novato, CA 94945
(Address of principal executive offices) (Zip code)

Neil J. Hennessy
Hennessy Advisors, Inc.
7250 Redwood Blvd., Suite 200
Novato, CA 94945
(Name and address of agent for service)

800-966-4354
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2006

Date of reporting period: January 31, 2006

Item 1. Schedule of Investments.

Schedule of Investments
January 31, 2006 (Unaudited)
Hennessy Total Return Fund

	Shares	Value
COMMON STOCKS - 75.39%
Consumer Discretionary - 6.41%
General Motors Corp.	229,875	$5,530,793
Consumer Staples - 13.23%
Altria Group, Inc.	93,425	6,758,364
The Coca-Cola Co.	112,375	4,650,078
		11,408,442
Financials - 15.83%
Citigroup, Inc.	139,650	6,504,897
J.P. Morgan Chase & Co.	179,875	7,150,031
		13,654,928
Health Care - 16.03%
Merck & Co., Inc.	211,450	7,295,025
Pfizer, Inc.	254,200	6,527,856
		13,822,881
Industrials - 1.83%
General Electric Co.	48,100	1,575,275
Materials - 6.70%
EI Du Pont de Nemours & Co.	147,550	5,776,582
Telecommunication Services - 15.36%
AT&T, Inc.	271,225	7,038,289
Verizon Communications, Inc.	196,050	6,206,943
		13,245,232
TOTAL COMMON STOCKS (Cost $70,176,227)		$65,014,133

	Principal
	Amount	Value
SHORT TERM INVESTMENTS - 58.90%
U.S. Treasury Bill* - 57.13%
3.680%, 02/16/2006	$19,500,000	19,469,938
3.670%, 03/16/2006	15,000,000	14,935,858
4.015%, 04/20/2006	15,000,000	14,861,460
Total U.S. Treasury Bills (Cost $49,274,496)		$49,267,256
Discount Notes - 1.65%
Federal Home Loan Bank Discount Note
3.170%, due 02/01/2006	$1,424,000	$1,424,000
Total Discount Notes (Cost $1,424,000)		$1,424,000
Variable Rate Demand Notes# - 0.12%
American Family Demand Note
4.217%	50,352	50,352
Wisconsin Corporate Central Credit Union
4.204%	50,653	50,653
Total Variable Rate Demand Notes (Cost $101,005)		101,005
TOTAL SHORT TERM INVESTMENTS (Cost $50,799,501)		$50,792,261
Total Investments (Cost $120,975,728) - 134.29%		$115,806,394
Liabilities in Excess of Other Assets - (34.29)%		(29,573,229)
TOTAL NET ASSETS - 100.00%		$86,233,165

*	Collateral or partial collateral for securities sold subject to repurchase.
#	Variable rate demand notes are considered short-term obligations and are payable on demand.
Interest rates changed periodically on specified dates. The rates listed are as of January 31, 2006.

The cost basis of investments for federal income tax purposes at January 31, 2006 was as follows*:

Cost of investments	$120,987,992
Gross unrealized appreciation	2,790,307
Gross unrealized depreciation	(7,971,905)
Net unrealized appreciation	$(5,181,598)

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Schedule of Investments
January 31, 2006 (Unaudited)
Hennessy Balanced Fund

	Shares	Value
COMMON STOCKS - 52.22%
Consumer Discretionary - 4.33%
General Motors Corp.	31,575	$759,695
Consumer Staples - 9.30%
Altria Group, Inc.	13,400	969,356
The Coca-Cola Co.	15,975	661,045
		1,630,401
Financials - 10.89%
Citigroup, Inc.	19,650	915,297
J.P. Morgan Chase & Co.	25,000	993,750
		1,909,047
Health Care - 10.77%
Merck & Co., Inc.	29,400	1,014,300
Pfizer, Inc.	34,000	873,120
		1,887,420
Industrials - 1.30%
General Electric Co.	6,975	228,431
Materials - 4.98%
EI Du Pont de Nemours & Co.	21,175	829,001
International Paper Co.	1,350	44,051
		873,052
Telecommunication Services - 10.65%
AT&T, Inc.	40,354	1,047,186
Verizon Communications, Inc.	25,875	819,203
		1,866,389
TOTAL COMMON STOCKS (Cost $9,516,816)		$9,154,435

	Principal
	Amount	Value
SHORT TERM INVESTMENTS - 50.58%
U.S. Treasury Notes - 47.88%
1.625%, 02/28/2006	815,000	$813,632
1.500%, 03/31/2006	830,000	826,370
2.250%, 04/30/2006	905,000	900,404
2.500%, 05/31/2006	810,000	804,906
7.000%, 07/15/2006	900,000	909,633
2.375%, 08/15/2006	710,000	701,957
2.375%, 08/31/2006	915,000	903,813
2.500%, 09/30/2006	770,000	759,774
2.625%, 11/15/2006	690,000	679,866
2.875%, 11/30/2006	707,000	697,362
3.000%, 12/31/2006	400,000	394,375
Total U.S. Treasury Notes (Cost $8,425,176)		$8,392,092
Discount Notes - 2.18%
Federal Home Loan Bank Discount Note
3.170%, 02/01/2006	$383,000	$383,000
Total Discount Notes (Cost $383,000)		383,000
Variable Rate Demand Notes# - 0.52%
American Family Demand Note
4.217%	44,207	44,207
Wisconsin Corporate Central Credit Union
4.204%	46,749	46,749
Total Variable Rate Demand Notes (Cost $90,956)		90,956
TOTAL SHORT TERM INVESTMENTS (Cost $8,899,131)		$8,866,048
Total Investments (Cost $18,415,948) - 102.80%		$18,020,483
Liabilities in Excess of Other Assets - (2.80)%		(490,866)
TOTAL NET ASSETS - 100.00%		$17,529,617

#	Variable rate demand notes are considered short-term obligations and are payable on demand.
Interest rates change periodically on specified dates. The rates are as of January 31, 2006.

The cost basis of investments for federal income tax purposes at January 31, 2006 was as follows*:

Cost of investments	$18,455,584
Gross unrealized appreciation	672,535
Gross unrealized depreciation	(1,107,636)
Net unrealized appreciation	$(435,101)

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Hennessy Funds, Inc.

By (Signature and Title /s/Neil J. Hennessy
Neil J. Hennessy, President

Date 3/30/2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/Neil J. Hennessy
Neil J. Hennessy
President
(Principal Executive Officer)

Date 3/30/2006

By (Signature and Title)* /s/Teresa M. Nilsen
Teresa M. Nilsen
Executive Vice President and Treasurer
(Principal Executive Officer)

Date 3/30/2006